Short-Term And Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Loans

	December 31, 2012	December 31, 2011
Collateralized
- Split-tenor revolving credit facility (a)	—	500.0
- $500 million syndicated revolving credit facility (b)	104.0	—
- Preference shares (c)	—	—
- Scrip loan (d)	—	—
- Non-revolving Senior Secured Term Loan (e)	110.0	150.0
- $1 Billion Notes Issue (f)	988.8	987.7
- $1 Billion syndicated revolving credit facility (g)	666.0	220.0
- $60 million senior secured revolving credit facility (h)	—	50.0
Uncollateralized
- Domestic Medium Term Notes Program (i)	—	—
- Other loans (j)	492.4	—

	2,361.2	1,907.7
Short-term loans and current portion of long-term loans *	(40.0)	(547.0)

Total long-term loans	2,321.2	1,360.7

*	- The maturity of the loans has been updated to reflect post year end refinancing terms.

Combined Aggregate Maturities of Short- and Long-Terms Loans

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2012 is tabulated below:

Maturity	December 31, 2012	December 31, 2011
1 year	40.0	547.0
2 years	532.4	48.0
3 years	750.0	75.0
4 years	50.0	30.0
5 years and thereafter	1,000.0	1,207.7

	2,372.4	1,907.7

Split tenor revolving credit facility
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	500.0	—
Loans advanced, net of transaction costs	—	540.0
Loan repayments	(500.0)	(40.0)

Closing balance	—	500.0

$500 million Syndicated Revolving Credit Facility
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	—	—
Loans advanced	244.0	—
Loan repayments	(140.0)	—

Closing balance	104.0	—

Preference shares
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	—	91.4
Preference share dividend	—	1.3
Redemptions	—	(90.0)
Other	—	(2.3)
Translation	—	(0.4)

Closing balance	—	—

Scrip Loan
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	—	21.4
Interest	—	0.3
Loans advanced	—	18.2
Loans repaid	—	(39.6)
Translation	—	(0.3)

Closing balance	—	—

Non-revolving Senior Secured Term Loan
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	150.0	190.0
Loans repaid	(40.0)	(40.0)

Closing balance	110.0	150.0

$1 Billion Notes Issue
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	987.7	986.6
Unwinding of transaction costs	1.1	1.1

Closing balance	988.8	987.7

R1 billion syndicated revolving credit facility
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	220.0	—
Loans advanced	666.0	483.0
Repayments	(220.0)	(263.0)
Translation	—	—

Closing balance	666.0	220.0

$60 million senior secured revolving credit facility
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	50.0	—
Loans advanced	23.0	70.0
Repayments	(73.0)	(20.0)

Balance at close	—	50.0

Domestic Medium Term Notes Program
Long Term Loans

	December 31, 2012	December 31, 2011
Opening balance	—	108.9
Settlements	—	(105.3)
Translation	—	(3.6)

Balance at close	—	—

Other loans
Long Term Loans

	December 31, 2012	December 31, 2011

Opening balance	—	—
Loans advanced	518.0	56.7
Loans repaid	(2.9)	(56.7)
Translation	(22.7)	—

Closing balance	492.4	—